CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 77,537	$ 44,825
Bank deposits	290,180	52,638
Cash and cash equivalents	$ 367,717	$ 97,463	$ 79,047	$ 67,073